Net Other Operating Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Other Operating Income And Expenses [Abstract]
Summary of Other Operating Income and Expense
Details of other operating income and expenses for the years ended December 31, 2019, 2020 and 2021, are as follows:

	2019		2020		2021
	(In millions of Korean won)
Other operating income
Gains on financial instruments at fair value through other comprehensive income:
Gains on redemption of financial instruments at fair value through other comprehensive income	￦	796	￦	351	￦	2
Gains on disposal of financial instruments at fair value through other comprehensive income		222,371		304,217		126,710

		223,167		304,568		126,712

Gains on financial assets at amortized cost:
Gains on sale of loans measured at amortized cost		80,746		180,038		136,620
Gains on redemption of securities measured at amortized cost		—		—		126
Gains on disposal of securities measured at amortized cost		—		229		41

		80,746		180,267		136,787

Gains on loans measured at fair value through other comprehensive income:
Gains on sale of loans measured at fair value through other comprehensive income		—		—		226

		—		—		226

Gains on foreign exchange transactions		2,183,703		3,634,987		3,878,089
Dividend income		54,768		45,125		33,805
Others		321,244		591,798		753,575

		2,863,628		4,756,745		4,929,194

Other operating expenses
Losses on financial instruments at fair value through other comprehensive income:
Losses on redemption of financial instruments at fair value through other comprehensive income		—		320		2,172
Losses on disposal of financial instruments at fair value through other comprehensive income		16,975		19,159		222,512

		16,975		19,479		224,684

Losses on financial assets at amortized cost:
Losses on sale of loans measured at amortized cost		19,439		16,061		14,669
Losses on redemption of securities measured at amortized cost		—		—		6
Losses on disposal of securities measured at amortized cost		—		6,513		2

		19,439		22,574		14,677

Losses on foreign exchange transactions		1,970,294		3,530,618		3,570,783
Deposit insurance fee		469,015		507,621		550,677
Credit guarantee fund fee		213,911		242,216		263,297
Depreciation expenses of operating lease assets		247,374		423,684		602,908
Others		989,944		1,510,483		1,625,735

		3,926,952		6,256,675		6,852,761

Net other operating expenses	￦	(1,063,324)	￦	(1,499,930)	￦	(1,923,567)